Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	21.00%	35.00%	23.00%	23.00%	23.00%
(Decrease) increase in effective tax rate due to:
Utilization of net operating losses			(8.50%)	2.60%	0.00%
FX on tax payments			(2.00%)	0.80%	0.40%
Write-down and amortization of TNA transferred IP			0.20%	0.10%	0.00%
Taxable capital gain			(0.00%)	0.10%	0.00%
Non-deductible expenses (unrecognized income)			(0.40%)	(0.10%)	0.00%
Change in deferred taxes due to change in tax rate			(4.20%)	(0.30%)	0.00%
Taxes from prior years			0.90%	(0.50%)	(0.80%)
Uncertain tax positions, net			14.20%	(0.90%)	(0.60%)
Change in valuation allowance on deferred tax asset			(3.80%)	(1.20%)	0.00%
Different tax rates applicable to non-Israeli subsidiaries			2.50%	(2.50%)	1.30%
Non-deductible portion of settlements			0.00%	(23.60%)	0.00%
Net operating loss carryback			0.00%	0.00%	(1.30%)
Tax benefits from reduced tax rates under benefit programs and other			3.30%	0.00%	(4.10%)
Effective consolidated tax rate			25.20%	(2.50%)	17.90%